Fair Value Measurements (Details) - Schedule of Assets and Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Warrants to preferred shares	$ 345	$ 200	$ 3	$ 3,204
Level 3 [Member]
Financial Liabilities
Warrants to preferred shares	$ 345	$ 200	$ 3